Lease Liabilities - Summary of Operating Lease Term and Discount Rates (Detail)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted average remaining lease term-operating leases (years)	12 years 8 months 12 days	14 years 1 month 6 days
Weighted average discount rate-operating leases	7.40%	7.10%